Non-Current Assets - Prepayments	12 Months Ended
Jun. 30, 2024
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Non-Current Assets - Prepayments

Note 22. Non-Current Assets - Prepayments

	June 30, 2024	June 30, 2023

	US$	US$
Prepayments	466,701	53,535
Total non-current prepayments	466,701	53,535

The non‑current prepayment amount relates to the Launch Service Agreement and specific Phase 3 Clinical trial insurance in place for various sites around the world covering periods to 2026.